Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

STATE UNIVERSITY OF NEW YORK

DEFINED CONTRIBUTION RETIREMENT PLANS

Supplement Dated November 30, 2017 to the Contract Prospectus and
Contract Prospectus Summary, each dated May 1, 2017, as amended

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Contract Prospectus Summary and replaces and supersedes a previous supplement dated October 13, 2017.  Please read it carefully and keep it with your Contract Prospectus and Contract Prospectus Summary for future reference.

The following information only affects you if you currently invest in or plan to invest in the Guaranteed Accumulation Account (“GAA”) through the SUNY Optional Retirement Plan (“SUNY ORP”) contracts.

Effective December 1, 2017, the Guaranteed Accumulation Account (“GAA”) will close to new allocations through the SUNY ORP contracts.  As instructed by the contract holder and until you elect otherwise, amounts directed to the GAA on and after December 1, 2017, will automatically be allocated to the Fixed Plus Account II A, which is a new investment option that will be available through the SUNY ORP contracts effective December 1, 2017.  See the new APPENDIX IV FIXED PLUS ACCOUNT II A below for more information about this new investment option available through the SUNY ORP contracts.

Amounts currently held in the GAA on and after December 1, 2017, may remain invested in the GAA until the end of the guaranteed term, but transfers and withdrawals prior to the end of the guaranteed term will be subject to a market value adjustment (“MVA”).  If at the end of a GAA guaranteed term we have not received new allocation instructions, amounts held in the maturing guaranteed term will automatically be allocated to a new guaranteed term as follows, based on availability:

•         To a guaranteed term of the same duration, if available;

•         To a guaranteed term with the next shortest duration, if available; or

•         To a guaranteed term with the next longest duration.

If we have not received allocation instructions before the end of a guaranteed term and amounts are automatically allocated as noted above, for a limited time you may transfer or withdraw all or a portion of the amount automatically allocated without the application of the MVA. See Appendix I to the prospectus and the GAA prospectus for more information about the GAA.

We offer guaranteed terms at our discretion and reserve the right to limit the available guaranteed terms or to stop making guaranteed terms available altogether upon prior written notice.

The following information only affects you if you currently invest in or plan to invest in the Fixed Plus Account through the SUNY Optional Retirement Plan (“SUNY ORP”) contracts.

Effective December 1, 2017, the Fixed Plus Account will close to new contributions, allocations and transfers through the SUNY ORP contracts.  Amounts already invested in the Fixed Plus Account before December 1, 2017, will remain invested in that investment option until such time as they are transferred to another investment option or withdrawn or surrendered.  Unless you give us new allocation instructions, new contributions, allocations and transfers directed to the Fixed Plus Account on and after December 1, 2017, will automatically be allocated to the Fixed Plus Account II A, which is a new investment option that will be available through the SUNY ORP contracts effective December 1, 2017.  See the new APPENDIX IV FIXED PLUS ACCOUNT II A below for more information about this new investment option available through the SUNY ORP contracts.

You may provide us with alternative allocation instructions for either the GAA or the Fixed Plus Account by contacting Customer Service at the address and telephone number shown in your Contract Prospectus and Contract Prospectus Summary.

The following new Appendix regarding the Fixed Plus Account II A is hereby added to your Contract Prospectus and Contract Prospectus Summary:

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APPENDIX IV

FIXED PLUS ACCOUNT II A

(Available through the SUNY ORP Contracts)

Beginning on December 1, 2017, the Fixed Plus Account II A is added as an investment option available through the SUNY ORP contracts, and the Fixed Plus Account (hereinafter referred to as the “closed fixed account”), is closed to new contributions, allocations and transfers.  All contributions, allocations and transfers directed to the closed fixed account will automatically be contributed, allocated or transferred to the Fixed Plus Account II A.

Amounts allocated to the Fixed Plus Account II A are held in the Company’s general account which supports our insurance and annuity obligations.

Additional information about this option may be found in an endorsement to the contract.

General Disclosure. Interests in the Fixed Plus Account II A have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account II A may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account II A has not been reviewed by the SEC.

Certain Restrictions. We reserve the right to limit investments in or transfers to the Fixed Plus Account II A. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account II A transfer or withdrawal in the prior 12-month period. Under certain emergency conditions and subject to conditions under state and/or federal law, if applicable, we may defer payment of a withdrawal from the Fixed Plus Account II A for a period of up to six months.

Interest Rates. The Fixed Plus Account II A guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum interest rate specified in the contract.  The interest rate to be credited to the amounts allocated to the Fixed Plus Account II A may be changed at any time, except that any interest rate to be credited following a rate change initiated solely by the Company will be guaranteed to remain in effect until the last day of the three month period measured from the first day of the month such change was made.  Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account II A will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account II A will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, the amortization of any capital gains and/or losses realized on the sale of invested assets, and whether a transfer credit, if applicable, has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account II A value as a partial withdrawal in each rolling 12-month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” The amount allowed for partial withdrawal is reduced by any Fixed Plus Account II A withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.  We reserve the right to impose new or different restrictions and limits applicable to partial withdrawals.

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Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (contracts with the Fixed Plus Account II A II option require that the income phase payment option be a lifetime annuity option or a nonlifetime option on a fixed basis).  We also waive the 20% limit for withdrawals due to your death.

For certain plans and subject to certain conditions we may allow other waivers of the 20% limit on partial withdrawals including, but not limited to, partial withdrawals:

•      Due to your separation from service (provided, however, that severance of employment must qualify as separation from service under Tax Code) and when:

>     Separation from service is documented in a form acceptable to us;

>     The amount withdrawn is paid directly to you or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and

>     The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

•      As defined in the Tax Code and subject to certain conditions and limits, due to your:

>     Financial hardship;

>     In-service distribution permitted by the plan;

>     Disability certified by your employer, if applicable, and paid directly to you;

•      Due to a loan taken in accordance with the terms of the plan; and

•      When the amount in the Fixed Plus Account II A is less than or equal to $5,000.

You can determine what additional waivers, if any, and the required conditions, limits and restrictions that may apply to each waiver by referring to the contract, which includes the Fixed Plus Account II A endorsement.  Additionally, we may allow other waivers of the 20% limit or any other restriction or limit on partial withdrawals in certain circumstances on a basis that is not unfairly discriminatory.

Unless we agree otherwise, any request for a partial withdrawal that will be taken from general account assets will be deducted first from amounts allocated to the closed fixed account, if applicable, until depleted, then from the Fixed Plus Account II A.

Requests for Full Withdrawals. If the contract holder or you, as applicable, as allowed by the plan and permitted under the contract, request a full withdrawal of your account value or, the value of all individual accounts, we will pay any amounts held in the Fixed Plus Account II A with interest, in five annual payments equal to:

•      One-fifth of the individual Fixed Plus Account II A value, or the value of all individual accounts, as applicable, in the Fixed Plus Account II A on the day the request is received, reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months;

•      One-fourth of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months;

•      One-third of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you, made during the prior 12 months;

•      One-half of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months; and

•      The balance of the Fixed Plus Account II A value 12 months later.

The contract holder or you, as applicable, may cancel a full withdrawal request from the Fixed Plus Account II A at any time.

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Waiver of Full Withdrawal Provisions. For certain plans and subject to certain conditions we may waive the Fixed Plus Account II A five-installment payout for full withdrawals made due to one or more of the following:

•      Due to your death during the accumulation phase if the amount is paid within six months of your death;

•      Due to the election of a lifetime income phase payment option or a nonlifetime income phase payment option on a fixed basis;

•      When the Fixed Plus Account II A value is $5,000 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without participant consent) and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months;

•      Due to your separation from service (provided, however, that severance of employment must qualify as separation from service under Tax Code) and when:

>     Separation from service is documented in a form acceptable to us;

>     The amount withdrawn is paid directly to you or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and

>     The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

•      As defined in the Tax Code and subject to certain conditions and limits, due to your:

>     Financial hardship;

>     In-service distribution permitted by the plan; or

>     Disability certified by your employer, if applicable, and paid directly to you; and

•      Due to a loan taken in accordance with the terms of the plan.

You can determine what additional waivers, if any, and the required conditions, limits and restrictions that may apply to each waiver by referring to the contract, which includes the Fixed Plus Account II A endorsement.  Additionally, we may allow other waivers of the five installment payout or any other restriction or limit on full withdrawals in certain circumstances.

Unless we agree otherwise, any request for a full withdrawal from general account assets will be deducted first from amounts allocated to the closed fixed account, if applicable, until depleted then from the Fixed Plus Account II A.

Charges. We do not make deductions from amounts in the Fixed Plus Account II A to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers from the Fixed Plus Account II A. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account II A in each rolling 12-month period.  We determine the amount eligible for transfer on the day we receive a transfer request in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” We will reduce amounts allowed for transfer by any Fixed Plus Account II A withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account II A is $5,000.

If you transfer 20% of your account value held in the Fixed Plus Account II A in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided that no additional amounts are allocated to the Fixed Plus Account II A during the five year period.  The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account II A value under any systematic distribution option.

Unless we agree otherwise, any request for a transfer from general account assets will be deducted first from amounts allocated to the closed fixed account, if applicable, until depleted then from the Fixed Plus Account II A.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account II A. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account II A values are used for a loan.

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Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “FEES” and “Interest Rates” above.

Reinstatement. To the extent permitted under the contract, amounts that would have been reinstated to the closed fixed account, as applicable, may instead be reinstated to the Fixed Plus Account II A.

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IMPORTANT INFORMATION REGARDING THE EARLY WITHDRAWAL CHARGE

The last paragraph of the Purpose portion under the Early Withdrawal Charge subsection of the FEES heading in your Contract Prospectus and Contract Prospectus Summary is deleted in its entirety and replaced with the following:

The early withdrawal charge applies only to:

•         Amounts withdrawn from the Fixed Account; and

•         Amounts withdrawn from a subaccount or the Guaranteed Accumulation Account if they were attributable to amounts held in the Fixed Account (and any earnings on such amounts).  Amounts will be withdrawn proportionately from amounts that are subject to an early withdrawal charge and amounts that are not subject to an early withdrawal charge.

Also, the last bulleted item in the Waivers paragraph under the Early Withdrawal Charge Schedules subsection of the FEES heading in your Contract Prospectus and Contract Prospectus Summary is deleted in its entirety and replaced with the following:

•         Transferred or exchanged to a Company Code Section 403(b)(7) custodial account, subject to Tax Code Section 403(b)(7)(A)(ii) and subject to various conditions established by the Company.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

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